ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
Q&K International Group Limited (the “Company” or “Q&K”), its subsidiaries and consolidated variable interest entities (the “Group”) is a rental apartment operation platform in the People’s Republic of China (the “PRC”), that provides rental and value-added services to young, emerging urban residents since 2012. The Group sources and converts apartments to standardized furnished rooms and leases to young people seeking affordable residence in cities in the PRC
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The Company completed its initial public offering (IPO) on the Nasdaq Global Market in November 2019, for a net offering size of approximately US$44,534 (equivalent to RMB289,027). The Company offered 2,700,000 ADSs in the IPO, with each ADS represents 30 Class A ordinary shares, par value $0.00001 per share at $17 per ADS. In addition, the underwriters of the Company’s IPO have exercised in full their over-allotment option to purchase additional 405,000 ADSs, with each ADS represents 30 Class A ordinary shares, par value $0.00001 per share at $17 per ADS.